Subsequent events (Details Textual) shares in Thousands, CAD in Thousands, $ in Thousands		6 Months Ended
	Aug. 14, 2017 CAD shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Proceeds from Stock Options Exercised | $		$ 39	$ 36
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	275,000
Proceeds from Stock Options Exercised | CAD	CAD 84,550